Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2018
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disclosure of detailed information about available for sale noncurrent assets [Text Block]
The following table shows the movements in assets held for sale:

Assets held for sale	12/31/2018	12/31/2017
	ThUS$	ThUS$

Terrenos Soquimich Comercial S.A.	1,430	1,480
Facilities and fixtures at Soquimich Comercial S.A.	-	109
Total assets held for sale	1,430	1,589

Disclosure of detailed information about cash flow related to investments in associates and joint ventures were sold
Financial Performace and Cash Flow information	Minera Exar S.A.	Charlee SQM Thailand Co. Ltd.	Total 12/31/2018
	ThUS$	ThUS$	ThUS$

Share in the profits (losses) of associates and joint ventures accounted for using the equity method	(206)	316	110
Income before tax	(206)	316	110
Cash detail from Sale of Investments
Net cash generated from operating activities	13,232	-	13,232
Net cash generated from investment activities	68,000	988	68,988
Net increase in cash generated by sales of investments	81,232	988	82,220

Disclosure of detailed information about sale of investments in associates and joint venture
Determination of profit from sale of investments
Details of the sale of investments in associates and joint ventures	Minera Exar S.A.	Charlee SQM Thailand Co. Ltd.	Total 12/31/2018
Considerations received or to be received	ThUS$	ThUS$	ThUS$

Cash	87,500	988	88,488
Commercial debts and other accounts payable	-	1,022	1,022

Total consideration for the provision Book value of net assets sold	(67,635)	(2,343)	(69,978)
Gain on the sale before the income tax and reclassification of the foreign currency conversion	19,865	(333)	19,532

Reclassification of the foreign currency conversion reserve	(5,358)	(426)	(5,784)
Income tax expense on income derived from gains	(6,268)	-	(6,268)
Profit after tax	8,239	(759)	7,480

Disclosure of detailed information about book value of the assets and liabilities of associates and subsidiaries sold
The book value of the assets and liabilities on the date of sale were:

Items	Minera Exar S.A.	Charlee SQM Thailand Co. Ltd.	Total 12/31/2018
	ThUS$	ThUS$	ThUS$

Accounts receivable from current related entities	(19,500)	-	(19,500)
Investments accounted for using the equity method	(35,628)	(2,343)	(37,971)
Capital Gains	(6,205)	-	(6,205)
Property, Plant and Equipment	(6,302)	-	(6,302)
Total Assets	(67,635)	(2,343)	(69,978)
Total liabilities	-	-	-
Net assets	(67,635)	(2,343)	(69,978)